Property and Equipment	12 Months Ended
Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Property and Equipment [Line Items]
PROPERTY AND EQUIPMENT

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 30, 2023	December 31, 2022
Computer software	$92	$92
Office equipment	1,307	1,557
Computer equipment	96	96
Furniture and fixtures	883	876
Leasehold improvements	144	144
Total property and equipment, gross	2,522	2,765
Accumulated depreciation	(1,986)	(2,294)
Total property and equipment, net	$536	$471

Depreciation expense for Fiscal 2023 and Fiscal 2022 was $81 and $430, respectively.